Right-of-Use Assets	9 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Right-of-Use Assets

8. RIGHT-OF-USE ASSETS

During the nine months ended June 30, 2026 and 2025, the Company added right-of-use assets with costs of €84.2 million and €49.0 million, respectively. The additions during the nine months ended June 30, 2026 mainly related to warehouses and new retail stores. Additionally, €5.7 million of the additions related to the acquisition of Birkenstock Australia. See Note 6 - Business combination.